CASH, CASH EQUIVALENTS, RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2024
CASH, CASH EQUIVALENTS, RESTRICTED CASH
Summary of cash, cash equivalents and restricted cash

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Cash and cash equivalents (i):
Cash	17,994,611	10,469,689
Cash equivalents	1,640,105	973,276
Restricted cash (ii):
Current	6,222,745	8,858,449
Total cash, cash equivalents and restricted cash	25,857,461	20,301,414
(i)	Cash and cash equivalents consist of cash on hand and demand deposits which have original maturities of three months or less and are readily convertible to a known amount of cash. The weighted average interest rate of cash equivalent for the years ended December 31, 2022, 2023 and 2024 are 3.6%, 3.9% and 4.0%, respectively.
(ii)	The Group’s restricted cash is mainly comprised of 1) cash received from the property buyers but not yet paid to the sellers through the Group’s online payment platform, which is placed with banks in escrow accounts; 2) security deposits for the Group’s agency, guarantee, property development business and financing services; 3) borrowings from commercial banks for limited purpose; and 4) other miscellaneous restricted cash. The proportion for each type of restricted cash are 76.2%, 19.1%, 4.5%, and 0.2% as of December 31, 2023; 72.0%, 27.5%, nil, and 0.5% as of December 31, 2024, respectively.